INCOME TAX (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Schedule Of Income Tax Disclosure [Line Items]
PRC	$ 97,930,915	$ 67,927,931	$ 70,490,625
Non-PRC	(6,619,440)	(7,310,250)	(3,564,560)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 91,311,475	$ 60,617,681	$ 66,926,065